Supplement to the

Standard Class Prospectus of the

Lincoln Variable Insurance Products Trust

Dated May 1, 2009

On May 28, 2009, the shareholders of the LVIP UBS Global Asset Allocation Fund (the “UBS Fund”), a separate series of Lincoln Variable Insurance Products Trust (the “Trust”), voted to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relative to the UBS Fund. The Reorganization Agreement provided for the acquisition of the UBS Fund’s assets and the assumption of its liabilities by the LVIP Delaware Foundation® Aggressive Allocation Fund (the “Aggressive Allocation Fund”), a newly formed series of the Trust, in exchange for shares of the Aggressive Allocation Fund. Accordingly, the shareholders of the UBS Fund became shareholders of the Aggressive Allocation Fund as of the close of business on June 12, 2009.

The shareholders of the LVIP Delaware Managed Fund (the “Managed Fund”), a separate series of the Trust, voted to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relative to the Managed Fund. The Reorganization Agreement provided for the acquisition of the Managed Fund’s assets and the assumption of its liabilities by the LVIP Delaware Foundation® Conservative Allocation Fund (the “Conservative Allocation Fund”), a newly formed series of the Trust, in exchange for shares of the Conservative Allocation Fund. Accordingly, the shareholders of the Managed Fund became shareholders of the Conservative Allocation Fund as of the close of business on June 12, 2009.

The shareholders of the Delaware VIP® Balanced Series (the “Balanced Series”), a separate series of Delaware VIP® Trust (the “Delaware Trust”), voted to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relative to the Balanced Series. The Reorganization Agreement provided for the acquisition of the Balanced Series’ assets and the assumption of its liabilities by the LVIP Delaware Foundation® Moderate Allocation Fund (the “Moderate Allocation Fund”), a newly formed series of the Trust, in exchange for shares of the Moderate Allocation Fund. Accordingly, the shareholders of the Balanced Series became shareholders of the Moderate Allocation Fund as of the close of business on June 12, 2009.

The performance history and the average annual total returns relative to the UBS Fund, Managed Fund, and the Balanced Series will be assumed by their successor funds: the Aggressive Allocation Fund, Conservative Allocation Fund, and Moderate Allocation Fund (collectively, the “Foundation Funds”), respectively. Accordingly, the section entitled, “How have the funds performed?” on Page DF-5 of the Prospectus for the Foundation Funds is to be deleted and replaced with the following:

How have the funds performed?

The following bar charts and tables provide some indication of the risks of choosing to invest your contract assets in the funds. The information shows: (a) changes in the performance of the funds’ Standard Class from year to year; and (b) how the average annual returns of the funds’ Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the funds is not necessarily an indication of how the funds will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

LVIP Delaware Foundation® Aggressive Allocation Fund

During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the second quarter of 2003 at: 12.15%.

The fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.02%).

Average Annual Total Return

	For periods ended 12/31/08
	1 year		5 years		10 years
LVIP Delaware Foundation® Aggressive Allocation Fund	(33.22%	)	(0.27%	)	0.15%

S&P 500 Index*	(37.00%	)	(2.19%	)	(1.38%	)

Aggressive Composite**	(33.74%	)	1.96%		2.55%

Russell 3000® Index***	(37.31%	)	(1.95%	)	(0.80%	)

MSCI World Index****	(40.71%	)	(0.51%	)	(0.64%	)

Citigroup WGBI Index*****	10.89%		6.05%		5.90%

GSMI******	(26.86%	)	1.89%		2.66%

Effective June 15, 2009, the performance indexes of the fund changed from the Russell 3000 Index, MSCI World Index, Citigroup WGBI Index and GSMI to the S&P 500 Index and the Aggressive Composite. This change is due to a reorganization of the Fund which resulted in a change in investment strategy.

*The fund’s returns above are compared to the performance of the S&P 500 Index, which consists of the common stocks of 500 major corporations selected according to size, frequency, and ease by which their stocks trade, and range and diversity of the American economy.

**The Aggressive Composite is an unmanaged index compiled by LIA, the fund’s adviser. The Aggressive Composite is constructed as follows: 18% Barclays Capital Global Aggregate Index, 18% MSCI EAFE Value Index, 12% Russell 1000 Growth Index, 12% Russell 1000 Value Index, 12% MSCI EAFE Growth Index, 10% Russell 1000 Index, 10% MSCI Emerging Markets Index, 6% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index.

***The Russell 3000 Index represents a broad U.S. equities universe representing approximately 98% of the market. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market. The Index does not reflect the deduction of fees, expenses or taxes. It was added as a basis of comparison for the fund because it was viewed as being widely recognized and used in the area of global asset allocation.

****The MSCI World Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States. The Index does not reflect the deduction of fees, expenses or taxes. It was added as a basis of comparison for the fund because it was viewed as being widely recognized and used in the area of global asset allocation.

*****The Citigroup World Government Bond Index (WGBI) represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals. The Index does not reflect the deduction of fees, expenses or taxes. It was added as a basis of comparison for the fund because it was viewed as being widely recognized and used in the area of global asset allocation.

******The Global Securities Markets Index (GSMI) is an unmanaged index compiled by UBS Global AM. The GSMI is constructed as follows: 40% Russell 3000 Index; 22% MSCI World Ex USA (Free) Index; 21% Citigroup U.S. Broad Investment Grade Bond Index; 9% Citigroup Non-U.S. World Government Bond Index; 3% Merrill Lynch U.S. High Yield Cash Pay Constrained Index; 3% MSCI Emerging Markets (Free) Index; and 2% JP Morgan EMBI Global.

LVIP Delaware Foundation® Conservative Allocation Fund

During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the second quarter of 2003 at: 12.42%.

The fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (15.82%).

Average Annual Total Return

	For periods ended 12/31/08
	1 year		5 years		10 years
LVIP Delaware Foundation® Conservative Allocation Fund	(26.96%	)	(0.58%	)	1.04%

Barclays Capital U.S. Aggregate Bond Index*	5.24%		4.65%		5.63%

Conservative Composite**	(16.14%	)	3.65%		4.09%

Russell 1000® Index***	(37.60%	)	(2.04%	)	(1.09%	)

Russell 2000® Index****	(33.79%	)	(0.93%	)	3.02%

Citigroup 90-Day T-Bill Index*****	1.80%		3.10%		3.30%

Effective June 15, 2009, the performance indexes of the fund changed from the Barclays Capital U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, and Citigroup 90-Day T-Bill Index to the Barclays Capital U.S. Aggregate Bond Index and the Conservative Composite. This change is due to a reorganization of the Fund which resulted in a change in investment strategy.

*The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital U.S. Government/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

**The Conservative Composite is an unmanaged index compiled by LIA, the fund’s adviser. The Conservative Composite is constructed as follows: 58% Barclays Capital Global Aggregate Index, 9% MSCI EAFE Value Index, 6% Russell 1000 Growth Index, 6% Russell 1000 Value Index, 6% MSCI EAFE Growth Index, 5% Russell 1000 Index, 5% MSCI Emerging Markets Index, 3% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index.

***The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

****The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 companies consist of the 3,000 largest U.S. companies based on total market capitalization.

*****The Citigroup 90 day Treasury Bill (T-Bill) Index is a widely recognized unmanaged index of short-term securities.

LVIP Delaware Foundation® Moderate Allocation Fund

During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the fourth quarter of 2001 at: 15.47%.

The fund’s lowest return for a quarter occurred in the third quarter of 2001 at: (16.97%).

Average Annual Total Return

	For periods ended 12/31/08
	1 year		5 years		10 years
LVIP Delaware Foundation® Moderate Allocation Fund	(22.48%	)	(0.17%	)	(2.01%	)

S&P 500 Index*	(37.00%	)	(2.19%	)	(1.38%	)

Barclays Capital U.S. Aggregate Bond Index**	5.24%		4.65%		5.63%

Moderate Composite***	(25.33%	)	2.85%		3.38%

*The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

**The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital U.S. Government/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

***The Moderate Composite is an unmanaged index compiled by LIA, the fund’s adviser. The Moderate Composite is constructed as follows: 38% Barclays Capital Global Aggregate Index, 13.5% MSCI EAFE Value Index, 9% Russell 1000 Growth Index, 9% Russell 1000 Value Index, 9% MSCI EAFE Growth Index, 7.5% Russell 1000 Index, 7.5% MSCI Emerging Markets Index, 4.5% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index.

On Page DF-6 of the Prospectus, the second table and relevant footnote under the section entitled “Estimated Fees and Expenses” is to be deleted and replaced with the following:

	1 year	3 years	5 years	10 years
LVIP Delaware Foundation® Conservative Allocation Fund	$77	$266	$470	$1,061

LVIP Delaware Foundation® Moderate Allocation Fund	$78	$335	$613	$1,405

LVIP Delaware Foundation® Aggressive Allocation Fund	$78	$271	$480	$1,084

On Page GPD-6 of the Prospectus, the text of the Financial Highlights section is to be deleted and replaced with the following:

The financial highlights table is intended to help you understand the financial performance of each fund’s Standard Class shares for the past 5 years or for such shorter period of time as the fund has been in operation. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. The table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

		Income from Investment Operations				Less Dividends and Distributions from:
Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)[2]	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Dividends and Distributions	Net Asset Value End of Period	Total Return[3]	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
LVIP Delaware Foundation® Aggressive Allocation Fund[1]
12/31/2008	$15.589	0.275	(5.059)	(4.784)	(0.828)	(1.267)	(2.110)[6]	$8.695	(33.22%)	0.85%	2.10%	116%	$158,129
12/31/2007	$15.646	0.301	0.668	0.969	(0.272)	(0.754)	(1.026)	$15.589	6.37%	0.87%	1.88%	99%	$280,964
12/31/2006	$14.535	0.273	1.767	2.040	(0.197)	(0.732)	(0.929)	$15.646	14.51%	0.91%	1.83%	78%	$291,846
12/31/2005	$14.186	0.187	0.729	0.916	(0.177)	(0.390)	(0.567)	$14.535	6.80%	0.93%	1.33%	91%	$273,272
12/31/2004	$12.704	0.190	1.515	1.705	(0.223)	—	(0.223)	$14.186	13.54%	1.03%	1.46%	139%	$268,263
LVIP Delaware Foundation® Conservative Allocation Fund[4]
12/31/2008	$16.910	0.347	(4.569)	(4.222)	(0.351)	(1.503)	(1.854)	$10.834	(26.96%)	0.52%	2.39%	116%	$290,659
12/31/2007	$16.957	0.416	0.353	0.769	(0.421)	(0.395)	(0.816)	$16.910	4.58%	0.48%	2.38%	174%	$477,666
12/31/2006	$15.708	0.366	1.285	1.651	(0.402)	—	(0.402)	$16.957	10.57%	0.50%	2.25%	143%	$525,479
12/31/2005	$15.391	0.305	0.384	0.689	(0.372)	—	(0.372)	$15.708	4.49%	0.51%	1.96%	92%	$545,772
12/31/2004	$14.299	0.306	1.108	1.414	(0.322)	—	(0.322)	$15.391	10.00%	0.49%	2.10%	145%	$581,333
LVIP Delaware Foundation® Moderate Allocation Fund[5]
12/31/2008	$14.800	0.411	(3.622)	(3.211)	(0.539)	—	(0.539)	$11.050	(22.48%)	0.99%	3.19%	131%	$16,687
12/31/2007	$15.260	0.441	(0.404)	0.037	(0.497)	—	(0.497)	$14.800	0.33%	0.83%	2.89%	134%	$27,018
12/31/2006	$13.530	0.405	1.739	2.144	(0.414)	—	(0.414)	$15.260	16.20%	0.81%	2.88%	131%	$35,626
12/31/2005	$13.360	0.341	0.135	0.476	(0.306)	—	(0.306)	$13.530	3.68%	0.80%	2.57%	200%	$38,227
12/31/2004	$12.890	0.245	0.493	0.738	(0.268)	—	(0.268)	$13.360	5.84%	0.77%	1.91%	247%	$45,407

1Effective June 12, 2009, the fund received all of the assets and liabilities of the LVIP UBS Global Asset Allocation Fund. The financial highlights presented reflect the performance of the LVIP UBS Global Asset Allocation Fund.

2The average shares outstanding method has been applied for per share information.

3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

4Effective June 12, 2009, the fund received all of the assets and liabilities of the LVIP Delaware Managed Fund. The financial highlights presented reflect the performance of the LVIP Delaware Managed Fund.

5Effective June 12, 2009, the fund received all of the assets and liabilities of the Delaware VIP Balanced Series. The financial highlights presented reflect the performance of the Delaware VIP Balanced Series.

6Total dividends and distributions for 2008 include a return of capital of (0.015).

This Supplement is dated June 15, 2009.

Please keep this supplement with your records.

Supplement to the

Service Class Prospectus of the

Lincoln Variable Insurance Products Trust

Dated May 1, 2009

On May 28, 2009, the shareholders of the LVIP UBS Global Asset Allocation Fund (the “UBS Fund”), a separate series of Lincoln Variable Insurance Products Trust (the “Trust”), voted to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relative to the UBS Fund. The Reorganization Agreement provided for the acquisition of the UBS Fund’s assets and the assumption of its liabilities by the LVIP Delaware Foundation® Aggressive Allocation Fund (the “Aggressive Allocation Fund”), a newly formed series of the Trust, in exchange for shares of the Aggressive Allocation Fund. Accordingly, the shareholders of the UBS Fund became shareholders of the Aggressive Allocation Fund as of the close of business on June 12, 2009.

The shareholders of the LVIP Delaware Managed Fund (the “Managed Fund”), a separate series of the Trust, voted to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relative to the Managed Fund. The Reorganization Agreement provided for the acquisition of the Managed Fund’s assets and the assumption of its liabilities by the LVIP Delaware Foundation® Conservative Allocation Fund (the “Conservative Allocation Fund”), a newly formed series of the Trust, in exchange for shares of the Conservative Allocation Fund. Accordingly, the shareholders of the Managed Fund became shareholders of the Conservative Allocation Fund as of the close of business on June 12, 2009.

The shareholders of the Delaware VIP® Balanced Series (the “Balanced Series”), a separate series of Delaware VIP® Trust (the “Delaware Trust”), voted to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relative to the Balanced Series. The Reorganization Agreement provided for the acquisition of the Balanced Series’ assets and the assumption of its liabilities by the LVIP Delaware Foundation® Moderate Allocation Fund (the “Moderate Allocation Fund”), a newly formed series of the Trust, in exchange for shares of the Moderate Allocation Fund. Accordingly, the shareholders of the Balanced Series became shareholders of the Moderate Allocation Fund as of the close of business on June 12, 2009.

The performance history and the average annual total returns relative to the UBS Fund, Managed Fund, and the Balanced Series will be assumed by their successor funds: the Aggressive Allocation Fund, Conservative Allocation Fund, and Moderate Allocation Fund (collectively, the “Foundation Funds”), respectively. Accordingly, the section entitled, “How have the funds performed?” on Page DF-5 of the Prospectus for the Foundation Funds is to be deleted and replaced with the following:

How have the funds performed?

The following bar charts and tables provide some indication of the risks of choosing to invest your contract assets in the funds’ Service Class. The information shows: (a) changes in the Service Class’ performance from year to year; and (b) how the Service Class’ average annual annual returns for one year, five year, and lifetime periods (as applicable) compare with those of a broad measure of market performance. Please note that the past performance of the funds is not necessarily an indication of how the funds will perform in the future. Further, the returns shown do not reflect variable contract expenses. If reflected, the returns shown would be lower.

LVIP Delaware Foundation® Aggressive Allocation Fund

During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the second quarter of 2004 at: 9.76%. The fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.07%).

Average Annual Total Return

	For periods ended 12/31/08
	1 year		5 years		Lifetime*
LVIP Delaware Foundation® Aggressive Allocation Fund – Service Class	(33.38%	)	(0.52%	)	1.73%

S&P 500 Index**	(37.00%	)	(2.19%	)	1.68%

Aggressive Composite***	(33.74%	)	1.96%		4.76%

Russell 3000® Index****	(37.31%	)	(1.95%	)	2.21%

MSCI World Index*****	(40.71%	)	(0.51%	)	7.62%

Citigroup WGBI Index******	10.89%		6.05%		7.53%

GSMI*******	(26.86%	)	1.89%		5.28%

Effective June 15, 2009, the performance indexes of the fund changed from the Russell 3000 Index, MSCI World Index, Citigroup WGBI Index and GSMI to the S&P 500 Index and the Aggressive Composite. This change is due to a reorganization of the Fund which resulted in a change in investment strategy.

*The fund’s lifetime began May 15, 2003. Lifetime index performance, however, began May 1, 2003.

**The fund’s returns above are compared to the performance of the S&P 500 Index, which consists of the common stocks of 500 major corporations selected according to size, frequency, and ease by which their stocks trade, and range and diversity of the American economy.

***The Aggressive Composite is an unmanaged index compiled by LIA, the fund’s adviser. The Aggressive Composite is constructed as follows: 18% Barclays Capital Global Aggregate Index, 18% MSCI EAFE Value Index, 12% Russell 1000 Growth Index, 12% Russell 1000 Value Index, 12% MSCI EAFE Growth Index, 10% Russell 1000 Index, 10% MSCI Emerging Markets Index, 6% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index.

****The Russell 3000 Index represents a broad U.S. equities universe representing approximately 98% of the market. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market. The Index does not reflect the deduction of fees, expenses or taxes. It was added as a basis of comparison for the fund because it was viewed as being widely recognized and used in the area of global asset allocation.

*****The MSCI World Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States. The Index does not reflect the deduction of fees, expenses or taxes. It was added as a basis of comparison for the fund because it was viewed as being widely recognized and used in the area of global asset allocation.

******The Citigroup World Government Bond Index (WGBI) represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals. The Index does not reflect the deduction of fees, expenses or taxes. It was added as a basis of comparison for the fund because it was viewed as being widely recognized and used in the area of global asset allocation.

*******The Global Securities Markets Index (GSMI) is an unmanaged index compiled by UBS Global AM. The GSMI is constructed as follows: 40% Russell 3000 Index; 22% MSCI World Ex USA (Free) Index; 21% Citigroup U.S. Broad Investment Grade Bond Index; 9% Citigroup Non-U.S. World Government Bond Index; 3% Merrill Lynch U.S. High Yield Cash Pay Constrained Index; 3% MSCI Emerging Markets (Free) Index; and 2% JP Morgan EMBI Global.

LVIP Delaware Foundation® Conservative Allocation Fund

During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the second quarter of 2006 at: 4.72%. The fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (15.89%).

Average Annual Total Return

	For periods ended 12/31/08
	1 year		5 years	Lifetime*
LVIP Delaware Foundation® Conservative Allocation Fund – Standard Class	(27.21%	)	N/A	(0.64%	)

Barclays Capital U.S. Aggregate Bond Index**	5.24%		N/A	4.04%

Conservative Composite***	(16.14%	)	N/A	2.85%

Russell 1000® Index****	(37.60%	)	N/A	(2.44%	)

Russell 2000® Index*****	(33.79%	)	N/A	(1.24%	)

Citigroup 90-Day T-Bill Index******	1.80%		N/A	2.82%

Effective June 15, 2009, the performance indexes of the fund changed from the Barclays Capital U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, and Citigroup 90-Day T-Bill Index to the Barclays Capital U.S. Aggregate Bond Index and the Conservative Composite. This change is due to a reorganization of the Fund which resulted in a change in investment strategy.

*The fund’s lifetime began May 19, 2004. Lifetime performance of the indices, however, began on May 1, 2004.

**The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital U.S. Government/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

***The Conservative Composite is an unmanaged index compiled by LIA, the fund’s adviser. The Conservative Composite is constructed as follows: 58% Barclays Capital Global Aggregate Index, 9% MSCI EAFE Value Index, 6% Russell 1000 Growth Index, 6% Russell 1000 Value Index, 6% MSCI EAFE Growth Index, 5% Russell 1000 Index, 5% MSCI Emerging Markets Index, 3% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index.

****The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

*****The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 companies consist of the 3,000 largest U.S. companies based on total market capitalization.

******The Citigroup 90 day Treasury Bill (T-Bill) Index is a widely recognized unmanaged index of short-term securities.

LVIP Delaware Foundation® Moderate Allocation Fund

During the periods shown in the above chart, the fund’s highest return for a quarter occurred in the fourth quarter of 2001 at: 15.47%. The fund’s lowest return for a quarter occurred in the third quarter of 2001 at: (16.97%).

Average Annual Total Return

	For periods ended 12/31/08
	1 year		5 years		Lifetime*
LVIP Delaware Foundation® Moderate Allocation Fund – Standard Class	(21.98%	)	(0.24%	)	(0.91%	)

S&P 500 Index**	(37.00%	)	(2.19%	)	(3.45%	)

Barclays Capital U.S. Aggregate Bond Index***	5.24%		4.65%		6.46%

Moderate Composite****	(25.33%	)	2.85%		2.40%

*Returns are calculated from the inception date, May 1, 2000.

**The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

***The Barclays Capital U.S. Aggregate Bond Index is composed of securities from the Barclays Capital U.S. Government/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

****The Moderate Composite is an unmanaged index compiled by LIA, the fund’s adviser. The Moderate Composite is constructed as follows: 38% Barclays Capital Global Aggregate Index, 13.5% MSCI EAFE Value Index, 9% Russell 1000 Growth Index, 9% Russell 1000 Value Index, 9% MSCI EAFE Growth Index, 7.5% Russell 1000 Index, 7.5% MSCI Emerging Markets Index, 4.5% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index.

On Page DF-6 of the Prospectus for the Foundation Funds, the second chart and relevant footnote under the section entitled “Estimated Fees and Expenses” is to be deleted and replaced with the following:

	1 year	3 years	5 years	10 years
LVIP Delaware Foundation® Conservative Allocation Fund	$102	$344	$605	$1,352

LVIP Delaware Foundation® Moderate Allocation Fund	$103	$413	$746	$1,687

LVIP Delaware Foundation® Aggressive Allocation Fund	$103	$349	$615	$1,374

On Page GPD-6 of the Prospectus for the Foundation Funds, the text of the Financial Highlights section is to be deleted and replaced with the following:

The financial highlights table is intended to help you understand the financial performance of each fund’s Service Class shares for the past 5 years or for such shorter period of time as the fund has been in operation. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

		Income from Investment Operations				Less Dividends and Distributions from:
Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)[2]	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Dividends and Distributions	Net Asset Value End of Period	Total Return[3]	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
LVIP Delaware Foundation® Aggressive Allocation Fund[1]
12/31/2008	$15.573	0.243	(5.048)	(4.805)	(0.788)	(1.267)	(2.072)[7]	$8.696	(33.38%)	1.10%	1.85%	116%	$46,292
12/31/2007	$15.631	0.261	0.667	0.928	(0.232)	(0.754)	(0.986)	$15.573	6.11%	1.12%	1.63%	99%	$63,912
12/31/2006	$14.528	0.235	1.765	2.000	(0.165)	(0.732)	(0.897)	$15.631	14.23%	1.16%	1.58%	78%	$34,215
12/31/2005	$14.179	0.152	0.729	0.881	(0.142)	(0.390)	(0.532)	$14.528	6.53%	1.18%	1.08%	91%	$10,517
12/31/2004	$12.700	0.157	1.512	1.669	(0.190)	—	(0.190)	$14.179	13.27%	1.28%	1.21%	139%	$3,842
LVIP Delaware Foundation® Conservative Allocation Fund[4]
12/31/2008	$16.899	0.297	(4.557)	(4.260)	(0.295)	(1.503)	(1.798)	$10.841	(27.21%)	0.87%	2.04%	116%	$46,811
12/31/2007	$16.946	0.372	0.352	0.724	(0.376)	(0.395)	(0.771)	$16.899	4.32%	0.73%	2.13%	174%	$74,799
12/31/2006	$15.699	0.326	1.283	1.609	(0.362)	—	(0.362)	$16.946	10.30%	0.75%	2.00%	143%	$2,059
12/31/2005	$15.386	0.265	0.383	0.648	(0.335)	—	(0.335)	$15.699	4.23%	0.76%	1.71%	92%	$1,016
12/31/2004[6]	$14.091	0.171	1.391	1.562	(0.267)	—	(0.267)	$15.386	11.16%	0.74%	1.91%	145%[8]	$197
LVIP Delaware Foundation® Moderate Allocation Fund[5]
12/31/2008	$14.770	0.376	(3.515)	(3.139)	(0.501)	—	(0.501)	$11.130	(21.98%)	1.24%	2.94%	131%	—
12/31/2007	$15.240	0.403	(0.409)	0.006	(0.464)	—	(0.464)	$14.770	0.05%	1.08%	2.64%	134%	$6
12/31/2006	$13.520	0.371	1.732	2.103	(0.383)	—	(0.383)	$15.240	15.88%	1.06%	2.63%	131%	$6
12/31/2005	$13.340	0.310	0.145	0.455	(0.275)	—	(0.275)	$13.520	3.51%	1.05%	2.32%	200%	$5
12/31/2004	$12.880	0.214	0.488	0.702	(0.242)	—	(0.242)	$13.340	5.55%	1.02%	1.66%	247%	$5

1Effective June 12, 2009, the fund received all of the assets and liabilities of the LVIP UBS Global Asset Allocation Fund. The financial highlights presented reflect the performance of the LVIP UBS Global Asset Allocation Fund.

2The average shares outstanding method has been applied for per share information.

3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

4Effective June 12, 2009, the fund received all of the assets and liabilities of the LVIP Delaware Managed Fund. The financial highlights presented reflect the performance of the LVIP Delaware Managed Fund.

5Effective June 12, 2009, the fund received all of the assets and liabilities of the Delaware VIP Balanced Series. The financial highlights presented reflect the performance of the Delaware VIP Balanced Series.

6Operations related to the Service Class of the fund commenced on May 19, 2004. 2004 ratios have been annualized and total return has not been annualized.

7Total dividends and distributions for 2008 include a return of capital of (0.017).

8The portfolio turnover is representative of the fund for the entire year.

This Supplement is dated June 15, 2009.

Please keep this supplement with your records.